Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Tocagen Inc. (Tocagen or the Company) is a clinical-stage, cancer-selective gene therapy company focused on developing first-in-class, broadly-applicable product candidates designed to activate a patient’s immune system against their own cancer. The Company’s cancer-selective gene therapy platform is built on retroviral replicating vectors which are designed to selectively deliver therapeutic genes into the DNA of cancer cells. Tocagen’s gene therapy approach is designed to fight cancer through immunotherapeutic mechanisms of action without the autoimmune toxicities commonly experienced with other immunotherapies. The Company views its operations and manages its business in one operating segment.

From inception through December 31, 2019, the Company has devoted substantially all of its efforts to developing its gene therapy platform and its lead product candidate, Toca 511 & Toca FC, as well as raising capital and building its infrastructure. The Company has not generated revenues from its principal operations.

On October 1, 2019, the Company commenced a corporate restructuring plan that included reducing its workforce by approximately 65% in order to preserve the Company’s resources. The restructuring was approved by the Company’s Board of Directors on October 1, 2019, and affected employees were informed on October 2, 2019. The Company incurred a personnel-related restructuring charge of $0.9 million for employee severance and other related termination benefits. As of December 31, 2019, $0.2 million of severance related payments remained unpaid.

ATM Facility

In November 2018, the Company entered into an Equity Distribution Agreement with Citigroup Global Markets Inc. (“Citigroup”), pursuant to which the Company may sell and issue shares of its common stock having an aggregate offering price of up to $30,000,000 from time to time through Citigroup, as its sales agent (the “ATM facility”).  As of December 31, 2019, the Company has sold 760,089 shares of common stock and received net proceeds of $7.7 million under the ATM facility.

Public Offering

In December 2018, the Company completed a public offering in which it sold an aggregate of 3,000,000 shares of common stock at a price of $10.00 per share. Net proceeds from the public offering, after deducting underwriting discounts, commissions and offering expenses, were approximately $28.0 million.

Liquidity

The accompanying financial statements have been prepared on a basis which assumes the Company is a going concern, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from any uncertainty related to the Company’s ability to continue as a going concern. The Company has experienced net losses and negative cash flows from operating activities since its inception. As of December 31, 2019, the Company had an accumulated deficit of $279.4 million and working capital of $9.8 million available to fund future operations.

Based on the Company’s operating plans, cash, cash equivalents and marketable securities may not be sufficient to fund operations for the next 12 months. As a result, there is substantial doubt about the Company’s ability to continue as a going concern. All amounts due under the Term Loans (see note 5) have been classified as a current liability as of December 31, 2019 due to the considerations discussed above and the assessment that a material adverse change clause under the Term Loans is not within the Company’s control. On October 31, 2019, the Company entered into an amendment (the Second Amendment) to its Amended and Restated Loan and Security Agreement with the two lenders, dated May 18, 2018, which was further amended on August 3, 2018 (the Loan Agreement), and made a prepayment of $23.3 million, which amount was used to prepay i) a portion equal to $21.5 million of the outstanding principal of the Term Loans plus all accrued and unpaid interest thereon through the prepayment date, ii) prorated portion of the final payment with respect to the portion of such Term Loans being prepaid, plus iii) all outstanding lenders’ expenses as of the date of the Second Amendment.

The Company may seek to fund its losses from operations and capital needs through debt and equity financing, or through collaborations or partnerships with other entities, such funding may not be available on a timely basis on terms acceptable to the Company, or at all.  If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to further scale back or discontinue the advancement of product candidates, further reduce headcount, reorganize, merge with another entity, file for bankruptcy, or cease operations.

As of December 31, 2019, the Company had cash, cash equivalents and marketable securities of $21.8 million.

Use of Estimates

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the financial statements accompanying notes. Significant estimates in the Company’s financial statements relate to clinical trial accruals, the valuation of equity awards and the development period used for license revenue recognition. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results may differ from these estimates under different assumptions or conditions.